Other assets and liabilities F.5. Assets and liabilities related to contract with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Assets [Line Items]
Contract assets, net	$ 82	$ 77
Contract liabilities [abstract]
Short-term portion	156	88
Revenue that was included in contract liability balance at beginning of period	84	91
Transaction price allocated to remaining performance obligations	71
Contract Costs, Net [Roll Forward]
Contract costs, net, beginning of period	12	10
Contract costs capitalized	5	5
Amortization of contract costs	(4)	(3)
Contract costs, net, end of period	10	8
Long-term portion
Contract Assets [Line Items]
Contract assets, net	21	21
Short-term portion
Contract Assets [Line Items]
Contract assets, net	65	61
Provisions
Contract Assets [Line Items]
Contract assets, net	(4)	(5)
Current contract liabilities
Contract liabilities [abstract]
Long-term portion	74	2
Short-term portion	82	87
Total	156	$ 88
1 year
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	71
Later than 1 year
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	$ 1